GENERAL (Tables)	12 Months Ended
Dec. 31, 2025
GENERAL
Schedule of excess fair value of shares issued over fair value of identifiable net assets acquired

	Amount	Number of Shares

Shares issued to Gesher shareholders		4,287,156
Opening price of the Company’s shares on Nasdaq as of January 25, 2023 ($)	10.23
(A) Fair value of the Company’s shares issued to Gesher shareholders	43,858
Warrants issued to Gesher shareholders		12,250,000
Opening price of the Company’s warrants on Nasdaq as of January 25, 2023 ($)	0.74
(B) Fair value of the Company’s warrants issued to Gesher shareholders	9,012
Gesher’s cash in trust	8,127
Gesher’s liabilities	(1,974)
(C) Net assets of Gesher	6,153
IFRS 2 Listing expenses (A+B-C)	$46,717